Non-controlling Interests - Additional Information (Detail) - Oyu Tolgoi [member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Investments in subsidiary on behalf of noncontrolling interest	$ 846.3	$ 751.1
Accrued interest on Investments in subsidiary on behalf of noncontrolling interest	$ 387.7	$ 302.9